LEASES	6 Months Ended
Dec. 31, 2021
Leases
LEASES

NOTE 8 – LEASES

The Company has several operating leases for manufacturing facilities and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Rent expense for the six months ended December 31, 2021 and 2020 was $ 239,559 and $233,857, respectively.

Effective July 1, 2019, the Company adopted the new lease accounting standard using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on accumulated deficit as of July 1, 2019. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

Supplemental balance sheet information related to operating leases was as follows:

	December 31, 2021	June 30, 2021

Right-of-use assets, net	$5,031,465	$5,170,395

Operating lease liabilities - current	$180,420	$171,803
Operating lease liabilities - non-current	1,046,490	1,123,060
Total operating lease liabilities	$1,226,910	$1,294,863

The weighted average remaining lease terms was 14.17 years as of December 31, 2021.

The following is a schedule of maturities of lease liabilities as of December 31, 2021:

Twelve months ending December 31,
2022	$245,023
2023	260,410
2024	267,515
2025	269,525
2026	286,451
Thereafter	101,932
Total future minimum lease payments	1,430,856
Less: imputed interest	203,946
Total	$1,226,910

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)